ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Net revenues	$ 4,840,914
Net earnings (loss)	$ (1,031,135)
Net earnings (loss) per share, basic and diluted (in dollars per share)	$ (0.44)